THE TIMOTHY PLAN

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

May 1, 2020

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC  20549

Re:The Timothy Plan (“Registrant”) (SEC File Nos. 811-08228 and 033-73248 )

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Timothy Plan Portfolio shares of the following funds:, Strategic Growth Variable Portfolio and Conservative Growth Variable Portfolio, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 96 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 96  has been filed electronically.

If you have any questions or would like further information, please contact me at (407) 644-1986.

Sincerely,

/s/ Art Ally

Arthur  Ally

President & Chairman of the Board